Income Taxes -Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Net operating loss carry forwards	$ 60,196	$ 53,713
Investment-related impairment	62,100	55,730
Depreciation, accounts receivable, accrued and other liabilities	73,809	78,202
Valuation allowance	(153,956)	(147,678)
Net deferred tax assets	42,149	39,967
Deferred tax liabilities:
Acquired intangible assets	19,462	21,283
Depreciation	1,591	1,541
Unrealized investment-related gain	30,155	12,171
Withholding tax	67,369	25,422
Others	725	635
Total deferred tax liabilities	$ 119,302	$ 61,052